Property, Plant and Equipment (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment, basis	$ 425,395,000	$ 353,626,000
Less reduction for costs reimbursable under government grants	223,884,000	164,999,000
Property, plant and equipment, carrying value	201,511,000	188,627,000
Less net accumulated depreciation and amortization	56,308,000	44,629,000
Property, plant and equipment, net	145,203,000	143,998,000
Deposits for equipment not yet received, net of contra deposits	2,100,000	11,600,000
Contra deposits of equipment deposits: reimbursements under government grants	100,000	1,700,000
Computer equipment and software
Property, plant and equipment
Property, plant and equipment, basis	23,331,000	11,913,000
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment, basis	5,640,000	3,415,000
Automobiles
Property, plant and equipment
Property, plant and equipment, basis	536,000	404,000
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, basis	263,754,000	122,187,000
Buildings
Property, plant and equipment
Property, plant and equipment, basis	25,844,000	26,810,000
Leasehold improvements
Property, plant and equipment
Property, plant and equipment, basis	90,485,000	34,540,000
Equipment Not in service
Property, plant and equipment
Property, plant and equipment, basis	$ 15,805,000	$ 154,357,000